SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, option, activity

	Shares Available For Grant	Number of Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2024	1,183,618	7,210,742	$0.49
Approved pool increase	9,605,640	-	-
Granted	(837,036)	837,036	2.14
Forfeited	107,323	(107,323)	0.23
Cancelled	384,021	(384,021)	0.83
Balance at December 31, 2025	10,443,566	7,556,434	$0.44

Schedule of share-based payment award, stock options, valuation assumptions

Stock Price	$1.42
Expected dividend yield	-%
Expected stock price volatility	189%
Risk-free interest rate	4.69%
Expected term (years)	6.08

Schedule of share-based payment award, stock options

Stock Price	$8.70
Expected dividend yield	-%
Expected stock price volatility	146%
Risk-free interest rate	3.77%
Expected term (years)	6.08

Share-based payment arrangement, expensed and capitalized, amount

	Year Ended December 31,
	2025	2024
Cost of revenue	$58	$12
Research and development	61	13
Selling, general and administrative	635	861
Total stock-based compensation	$754	$886